Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred revenues - current	$ 852	$ 4,208
Current portion of derivative liabilities (note 15)	180	1,260
Office lease liability – current (note 1)	9,389	11,105
Asset Retirement Obligation, Current	6,161	12,000
Accrued liabilities and other (notes 6)	103,063	141,574
Accrued liabilities	93,728	122,511
Office Building [Member]
Office lease liability – current (note 1)	$ 2,142	$ 1,595